UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  November 30, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2016

Schooner Fund

Class A
(SCNAX)

Institutional Class
(SCNIX)

Schooner Hedged Alternative Income Fund

Class A
(SHAAX)

Institutional Class
(SHAIX)

Investment Advisor

Schooner Investment Group, LLC
676 East Swedesford Road
Suite 130
Wayne, Pennsylvania 19087

Phone: 866-724-5997

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	8

INVESTMENT HIGHLIGHTS	11

SCHEDULE OF INVESTMENTS	17

SCHEDULE OF OPTIONS WRITTEN	19

STATEMENT OF ASSETS AND LIABILITIES	22

STATEMENT OF OPERATIONS	24

STATEMENTS OF CHANGES IN NET ASSETS	25

FINANCIAL HIGHLIGHTS	28

NOTES TO FINANCIAL STATEMENTS	34

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT
ADVISORY AGREEMENT	48

NOTICE OF PRIVACY POLICY & PRACTICES	52

ADDITIONAL INFORMATION	53

Schooner Fund (SCNAX/SCNIX)
Semi-Annual Shareholder Letter

Dear Fellow Shareholders,

Throughout the last 6 month period, the Fund’s positioning has been fairly consistent.  We believed volatility in the U.S. equity space was neutral to inexpensive, and that purchasing short duration puts and/or put spreads as the Fund’s primary hedging mechanism offered the most robust potential risk/return profile. We believed the market structure and environment created the real possibility of an “accident” or “black swan” event, and the manifestation of risk could have happened very quickly. For these reasons we continued to maintain a net long exposure of only 0%-10% (our most conservative stance and slightly lower than our average for the last fiscal year.) We maintained SPY (SPDR S&P 500 ETF) put coverage of at least 1.5X and as high as 5X, which gave the potential to not only hedge in a large and sudden down market, but to potentially very meaningfully, with such a market move.

The period was a difficult one performance-wise for the Fund with losses overwhelmingly being driven by premium being paid to maintain the robust put coverage.  However, in a world where the return of all risk assets seems to be untethered to reality, it should be understood that the positioning was designed to be a portfolio level diversifier. We were NOT short the market, but the high put coverage ratio provided a potential inflection point for the Fund to turn positive on a big enough daily down move. The U.S. election result in November proved to be another massive disappointment for a realized volatility event, as pre-market futures were down 5-7% but rallied to positive by the time the market opened. Just one in a series of massively disappointing “non-events” for meaningful market moves. Moreover, with central banks seemingly banning market corrections and therefore the need for hedging, the market has become progressively more sedated, evidenced by realized equity volatility collapsing to historic low levels.  This environment has proven to be very unfavorable for the Fund’s strategy and has led to performance drag.  It is due to this performance drag and seemingly lack of need for “hedging” strategies that we decided to close the Fund effective December 30, 2016.  Thank you to all of our investors and good luck with your future investment endeavors.

Sincerely,

Greg Levinson & Tony Fusco
Portfolio Managers

Past performance is no guarantee of future results.

Opinions expressed in this letter are those of Schooner Investment Group, LLC (the “Advisor”), are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings please refer to the Schedule of Investments in this report.

Must be proceeded or accompanied by a prospectus.

Mutual fund investing involves risk; principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Below investment grade bonds are subject to greater loss of income and principal. The Fund may also use options and futures contracts, which have risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. The Fund may hold restricted securities purchased through private placements. Such securities can be difficult to sell without experiencing delays or additional costs. Covered calls may limit the upside potential of a security and puts may obligate a purchase of a security in unfavorable market conditions. Investments in exchange-traded funds (“ETFs”) are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to their net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.

The SPDR S&P ETF (SPY) is an exchange traded fund that, before expenses, generally corresponds to the price and yield performance of the S&P 500 Index.

A put option is an option contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying security at a specified price within a specified time. This is the opposite of a call option, which gives the holder the right to buy shares. A put becomes more valuable as the price of the underlying security depreciates.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. It is not possible to invest in an index.

The Schooner Fund is distributed by Quasar Distributors, LLC.

Schooner Hedged Alternative Income Fund (SHAAX/SHAIX)
Semi-Annual Shareholder Letter

Dear Fellow Shareholders,

The last six months consisted of two distinct performance periods, a relatively calm and upward sloping first four months, followed by a difficult last two months reminiscent of the challenging January to mid-February period at the beginning of 2016. During October and November, we again had to navigate a market environment which was especially difficult for the strategy the Fund executes.  The drawdown however was significantly less than the January/February drawdown due to portfolio level risk adjustments (discussed in more detail below). Although we are far from happy with the Fund’s semi-annual performance, perhaps it is best viewed in the context of a client’s overall portfolio as well as the broader market.  As has been the case for the past 5+ years (and really even further back to March 2009), the stock market has been on a seemingly unstoppable upward trajectory, during which (in hindsight) there was clearly no need to hedge. It then continued to defy expectations by accelerating post-election to even loftier levels, especially the Russell 2000 Index (the index we’ve used as our primary hedging vehicle and that our underlying stocks are more correlated with than the S&P 500 Index), which was up over 17% from election day through the end of November (and that’s not including the -7% it was down in the overnight futures market on election night!).  So, investors’ portfolios, of which equity index funds are an increasingly large part, have performed extremely well over pretty much any time period in the last 5+ years. Although SHAIX has had a challenging 2016, it still has a cumulative return of +9.22% since inception through November 30, 2016.

Average annual returns for SHAIX for the 1 year and Since Inception (11/28/2014) periods through November 30, 2016 were -6.10% and 4.50%, respectively, versus 12.16% and 7.75%, respectively, for the Russell 2000 Index and 2.17% and 1.56%, respectively, for the Barclays US Aggregate Bond Index for the same periods. Average annual returns for SHAAX for the 1 year and Since Inception (11/28/2014) periods through November 30, 2016 were -6.32% and 4.25%, respectively.

Gross Expense Ratios: SHAAX 1.88%; SHAIX 1.57% (as of the prospectus dated September 28, 2016)

The performance data contained within this material represents past performance, which does not guarantee future results. The return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. The Fund’s current performance may be higher or lower and is subject to substantial changes. For performance data current to the most recent month end, call Schooner Funds at 1-866-724-5997. Performance figures assume that all distributions are reinvested. Total return is based on net change in NAV assuming reinvestment of distributions. Performance reflects a fee waiver in effect. In the absence of such waiver, returns would be reduced. Returns with sales charges reflect the deduction of the current maximum initial sales charge of 3.50% for Class A.

No strategy does well in all market environments, and the Fund’s strategy is no different. The factors integral to the Fund’s strategy, the primary of which is the dispersion of the performance of the stocks underlying our sold puts relative to the performance of our hedging vehicle, have not performed well for parts of this year.  However, the Fund has functioned well as a portfolio-level diversifier.  As we’ve previously discussed, the Fund has the potential to perform very well in a market decline.  If a downturn should come, which many may argue isn’t possible anymore due to government intervention (“We’re from the government and we’re here to help” …shudder), that is exactly the time that the Fund’s performance could mitigate an otherwise poorly performing portfolio. Also during periods where the Fund’s factors perform neutral to well, we believe the strategy can outperform and make up for the periods during which performance has lagged.

We have experienced many different trading environments running the Fund for the past two years.  We’ve seen that periods of underperformance are very likely to be followed by periods of outperformance.  We’ve made adjustments that have mitigated negative performance in periods when our factors were not performing well, continually making the strategy better and more likely to achieve positive performance as we’ve moved forward. An example of that is our response to the opportunity set for selling single-name puts remaining at relatively unattractive pricing levels. We have continued to stay underinvested, in aggregate, as current pricing has provided significantly less of an edge in terms of expected return versus risk undertaken.  Thus, we have maintained (and continue to maintain) a substantial amount of “dry powder”.  This has allowed us to mitigate the negative returns the Fund has experienced recently, which would have been even worse if the Fund were invested to a greater extent.  Additionally, if and when pricing improves, which could be preceded by additional negative performance from our existing position, such a shift could again be mitigated in terms of negative performance because the Fund is less invested, and we will be well-positioned to take advantage of more attractively priced volatility, increasing the Fund’s level of investment upon its occurrence.  Until then, we’re taking a “wait and see” approach by staying conservative, but still maintaining a portfolio that carries positive in terms of expected decay as well as a robust hedge that may still be able to generate an outsized return to the downside if we do ever get some kind of market correction. Our experience has been that the Fund’s best performance has come during periods where volatility pricing has been attractive (elevated) and our factors (i.e. dispersion, mentioned above) perform neutrally to positively.  Going forward, our primary weapon for defending against periods with a poor outlook is to be underinvested, meaning not forcing full investment in the strategy and maintaining “dry powder” for when we perceive that requisite edge has returned. It should be noted that these attractive periods can approach very quickly and it is imperative that we be prepared to take advantage of them fully.

Sincerely,

Greg Levinson
Morgan Avitabile
Anthony Fusco

Opinions expressed in this letter are those of Schooner Investment Group, LLC (the “Advisor”), are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings please refer to the Schedule of Investments in this report.

Mutual fund investing involves risk; principal loss is possible. The Fund is nondiversified, which means that a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. Investments in options and other derivative instruments may be more volatile than direct investments in the underlying securities, may involve additional costs and may involve a small initial investment relative to the risk assumed. The Fund’s investments in options could include the loss of the entire premium and the value of the underlying asset. The Fund’s investments in derivatives could create exposure greater than the value of securities in the Fund’s portfolio. Derivatives investments may create economic leverage and can result in losses to the Fund that exceed the original amount invested. Small-, mid- and micro-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities tend to be more volatile and less liquid than the securities of larger, more established companies. The value of put options on exchange traded funds (“ETFs”) sold by the Fund is based on the value of the ETFs underlying the options. The price of an ETF can fluctuate within a wide range, and the value of an option on an ETF may decrease if the prices of the securities owned by the ETF go down. An index ETF may not replicate the performance of a benchmark index it seeks to track. In addition, an ETF is subject to the risk that the market price of the ETF’s shares may trade at a discount to its net asset value or an active trading market for its shares may not develop or be maintained. Trading of an ETF’s shares may be halted, during which time an option may be exercised, exposing the Fund to the risks of directly investing in an ETF’s shares. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Definitions:
The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Barclays U.S. Aggregate Bond Index is used to represent investment grade bonds being traded in the United States. It is not possible to invest in an index.

Drawdown is the peak-to-trough decline during a specific recorded period.

Must be preceded or accompanied by a prospectus.

Distributed by Quasar Distributors, LLC.

SCHOONER FUNDS
Expense Example
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A only) and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (Class A only) and other fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on investments of $1,000 invested at the beginning of the period and held for the entire period (6/1/16 – 11/30/16).

Actual Expenses

The first line of each of the following tables provides information about actual account values and actual expenses. If you purchase Class A shares of the Schooner Fund or the Schooner Hedged Alternative Income Fund you will pay a maximum initial sales charge of 4.75% or 3.50%, respectively, when you invest. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which each Fund invests, in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Examples. The Examples include, but are not limited to, advisory fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SCHOONER FUNDS
Expense Example (Continued)
(Unaudited)

	Schooner Fund – Class A
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/2016	11/30/2016	6/1/2016 – 11/30/2016(1)
Actual(2)	$1,000.00	$ 883.30	$ 9.40
Hypothetical (5% return
before expenses)(3)	$1,000.00	$1,015.09	$10.05

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(2)	Excluding broker interest and interest expense, your actual cost of investing in the Fund would be $9.40.
(3)	Excluding broker interest and interest expense, your hypothetical cost of investing in the Fund would be $10.05.

	Schooner Fund – Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/2016	11/30/2016	6/1/2016 – 11/30/2016(1)
Actual(2)	$1,000.00	$ 884.50	$8.22
Hypothetical (5% return
before expenses)(3)	$1,000.00	$1,016.34	$8.80

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(2)	Excluding broker interest and interest expense, your actual cost of investing in the Fund would be $8.22.
(3)	Excluding broker interest and interest expense, your hypothetical cost of investing in the Fund would be $8.80.

	Schooner Hedged Alternative
	Income Fund – Class A
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/2016	11/30/2016	6/1/2016 – 11/30/2016(1)
Actual(2)	$1,000.00	$ 978.90	$8.19
Hypothetical (5% return
before expenses)(3)	$1,000.00	$1,016.80	$8.34

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.64%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(2)	Excluding broker interest and interest expense, your actual cost of investing in the Fund would be $8.19.
(3)	Excluding broker interest and interest expense, your hypothetical cost of investing in the Fund would be $8.34.

SCHOONER FUNDS
Expense Example (Continued)
(Unaudited)

	Schooner Hedged Alternative
	Income Fund – Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/2016	11/30/2016	6/1/2016 – 11/30/2016(1)
Actual(2)	$1,000.00	$ 980.20	$6.95
Hypothetical (5% return
before expenses)(3)	$1,000.00	$1,018.05	$7.08

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(2)	Excluding broker interest and interest expense, your actual cost of investing in the Fund would be $6.95.
(3)	Excluding broker interest and interest expense, your hypothetical cost of investing in the Fund would be $7.08.

SCHOONER FUND
Investment Highlights
(Unaudited)

The Fund’s primary investment objective is long-term capital appreciation with the generation of moderate current income. The Fund seeks to achieve its investment objective by investing its assets in a diversified portfolio of equity and equity-like securities, including common and preferred shares, converted security, exchange-traded funds, warrants, rights and equity options, of U.S. companies with large market capitalizations (“large-cap companies”). The Fund considers large-cap companies to be those companies with market capitalizations of $5 billion or more. The Fund’s investment strategy utilizes multiple approaches, including:

1)	managing an equity portfolio of U.S. large-cap companies;
2)	selling single issuer call options against long equity positions;
3)	purchasing U.S. convertible securities; and
4)	purchasing and/or selling combinations of index related puts and put spreads and calls and call spreads.

As the market environment changes, the Fund’s portfolio securities may change in an attempt to achieve a relatively consistent risk level over time.  At some points in a market cycle, one type of security may make up a substantial portion of the Fund’s portfolio, while at other times certain securities may have minimal or no representation depending on market conditions.

The Fund’s allocation of portfolio assets as of November 30, 2016 is shown below.

Allocation of Portfolio Assets
(% of Investments)

Continued

SCHOONER FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of November 30, 2016

				Since	Since
				Inception	Inception
	1 Year	3 Years	5 Years	(8/29/08)	(6/22/12)
Class A
(with sales charge)(1)	(21.82)%	(11.48)%	(3.86)%	0.09%	—
Class A
(without sales charge)	(17.91)%	(10.02)%	(2.92)%	0.68%	—
Institutional Class	(17.70)%	(9.79)%	—	—	(3.92)%
S&P 500 Index	8.06%	9.07%	14.45%	9.11%	14.32%

(1)
With sales charge returns reflect the deduction of current maximum initial sales charge of 4.75% for Class A.  Returns without sales charges do not reflect the current maximum sales charges.  Had the sales charges been included, the returns would have been lower.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-724-5997.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown on the graph below and table above assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date excluding any maximum initial sales charges. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

SCHOONER FUND
Investment Highlights (Continued)
(Unaudited)

Class A
Growth of $10,000 Investment

Institutional Class
Growth of $1,000,000 Investment

SCHOONER HEDGED ALTERNATIVE INCOME FUND
Investment Highlights
(Unaudited)

The Fund’s primary investment objective is long-term capital appreciation through the generation of income using strategies that have minimal correlation with traditional fixed income markets.  The Fund seeks to achieve its investment objective by selling (writing) listed put options on domestic equity securities without regard to market capitalization, including common stocks, preferred stocks and exchange traded funds that invest in equity securities or that seek to track U.S. equity indices.

The Fund’s allocation of portfolio assets as of November 30, 2016 is shown below.

Allocation of Portfolio Assets
(% of Net Assets)

Continued

SCHOONER HEDGED ALTERNATIVE INCOME FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of November 30, 2016

		Since	Since
		Inception	Inception
	1 Year	(9/28/15)*	(11/28/14)
Class A
(with sales charge)(1)	(9.60)%	(7.78)%	—
Class A
(without sales charge)	(6.32)%	(4.93)%	—
Institutional Class	(6.10)%	—	4.50%
Barclays Aggregate Bond Index	2.17%	1.71%	1.56%

(1)
Returns with sales charges reflect the deduction of the current maximum initial sales charge of 3.50% for Class A.  Returns without sales charges do not reflect the current maximum sales charges.  Had the sales charges been included, the returns would have been lower.

*	Returns of less than one year are not annualized.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-724-5997.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown on the graph below and table above assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date excluding any maximum initial sales charges. The graph does not reflect any future performance.

The Barclays Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance.

One cannot invest directly in an index.

SCHOONER HEDGED ALTERNATIVE INCOME FUND
Investment Highlights (Continued)
(Unaudited)

Class A
Growth of $10,000 Investment

Institutional Class
Growth of $10,000 Investment

SCHOONER FUND

Schedule of Investments

November 30, 2016 (Unaudited)

	Shares	Value

EXCHANGE TRADED FUNDS – 3.83%
Funds, Trusts, and Other Financial Vehicles – 3.83%
SPDR S&P500 ETF Trust	4,000	$881,520
Total Exchange Traded Funds (Cost $850,987)		881,520

Total Investments (Cost $850,987) – 3.83%		881,520
Other Assets in Excess of Liabilities – 96.17%		22,105,208
TOTAL NET ASSETS – 100.00%		$22,986,728

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

SCHOONER HEDGED ALTERNATIVE INCOME FUND

Schedule of Investments

November 30, 2016 (Unaudited)

	Contracts	Value

PURCHASED OPTIONS – 0.16%
Put Options – 0.16%
iShares Russell 2000 ETF
Expiration: December 2016, Exercise Price: $127.00 (a)	3,750	$262,500
Total Purchased Options (Cost $238,693)		262,500

Total Investments (Cost $238,693) – 0.16%		262,500
Other Assets in Excess of Liabilities – 99.84%		164,201,786
TOTAL NET ASSETS – 100.00%		$164,464,286

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

SCHOONER HEDGED ALTERNATIVE INCOME FUND

Schedule of Options Written

November 30, 2016 (Unaudited)

	Contracts	Value

Put Options
Acacia Communications, Inc.
Expiration: May, 2017, Exercise Price: $50.00	(151)	$(70,970)
Acadia Healthcare Co., Inc.
Expiration: March, 2017, Exercise Price: $30.00	(341)	(19,608)
ACADIA Pharmaceuticals, Inc.
Expiration: March, 2017, Exercise Price: $17.00	(605)	(46,887)
Akorn, Inc.
Expiration: March, 2017, Exercise Price: $17.50	(552)	(44,160)
Alexion Pharmaceuticals, Inc.
Expiration: February, 2017, Exercise Price: $100.00	(92)	(22,310)
Alnylam Pharmaceuticals, Inc.
Expiration: January, 2018, Exercise Price: $30.00	(300)	(150,000)
Avis Budget Group, Inc.
Expiration: February, 2017, Exercise Price: $28.00	(360)	(19,800)
Brookdale Senior Living, Inc.
Expiration: April, 2017, Exercise Price: $11.00	(779)	(68,163)
Cheniere Energy, Inc.
Expiration: March, 2017, Exercise Price: $30.00	(257)	(15,420)
Chesapeake Energy Corp.
Expiration: January, 2017, Exercise Price: $4.50	(1,916)	(13,412)
CONSOL Energy, Inc.
Expiration: January, 2017, Exercise Price: $14.00	(689)	(11,024)
Cypress Semiconductor Corp.
Expiration: January, 2017, Exercise Price: $9.00	(533)	(5,330)
Eli Lilly & Co.
Expiration: December, 2016, Exercise Price: $67.50	(127)	(20,066)
Endo International PLC
Expiration: April, 2017, Exercise Price: $12.50	(650)	(65,000)
First Data Corp.
Expiration: April, 2017, Exercise Price: $11.00	(802)	(19,248)
First Solar, Inc.
Expiration: March, 2017, Exercise Price: $27.50	(401)	(71,779)
Fitbit, Inc.
Expiration: May, 2017, Exercise Price: $8.00	(1,103)	(146,699)
Gap, Inc.
Expiration: March, 2017, Exercise Price: $22.00	(400)	(37,200)
Groupon, Inc.
Expiration: April, 2017, Exercise Price: $3.50	(2,301)	(75,933)
Gulfport Energy Corp.
Expiration: April, 2017, Exercise Price: $20.00	(502)	(30,120)
Herbalife Ltd.
Expiration: February, 2017, Exercise Price: $47.50	(230)	(73,600)
Hertz Global Holdings, Inc.
Expiration: April, 2017, Exercise Price: $22.50	(351)	(81,783)

The accompanying notes are an integral part of these financial statements.

SCHOONER HEDGED ALTERNATIVE INCOME FUND

Schedule of Options Written (Continued)

November 30, 2016 (Unaudited)

	Contracts	Value

Horizon Pharma PLC
Expiration: February, 2017, Exercise Price: $13.00	(701)	$(45,565)
Intercept Pharmaceuticals, Inc.
Expiration: March, 2017, Exercise Price: $90.00	(90)	(44,100)
Intrexon Corp.
Expiration: January, 2017, Exercise Price: $25.00	(101)	(9,595)
Jazz Pharmaceuticals PLC
Expiration: March, 2017, Exercise Price: $90.00	(92)	(40,940)
Mallinckrodt PLC
Expiration: January, 2017, Exercise Price: $50.00	(151)	(41,525)
Mobileye NV
Expiration: March, 2017, Exercise Price: $32.00	(301)	(42,140)
Murphy Oil Corp.
Expiration: January, 2017, Exercise Price: $22.50	(401)	(6,015)
NRG Energy, Inc.
Expiration: March, 2017, Exercise Price: $9.00	(1,273)	(50,920)
Nutanix, Inc.
Expiration: April, 2017, Exercise Price: $20.00	(401)	(66,165)
OneMain Holdings, Inc.
Expiration: February, 2017, Exercise Price: $15.00	(400)	(9,000)
Pandora Media, Inc.
Expiration: March, 2017, Exercise Price: $9.00	(1,002)	(46,092)
Pilgrim’s Pride Corp.
Expiration: December, 2016, Exercise Price: $16.25	(266)	(4,522)
Range Resources Corp.
Expiration: March, 2017, Exercise Price: $27.00	(359)	(26,925)
Rite Aid Corp.
Expiration: January, 2017, Exercise Price: $6.00	(1,800)	(39,600)
Santander Consumer USA Holdings, Inc.
Expiration: April, 2017, Exercise Price: $9.00	(1,025)	(66,625)
ServiceNow, Inc.
Expiration: February, 2017, Exercise Price: $65.00	(189)	(19,845)
Skechers U.S.A., Inc.
Expiration: April, 2017, Exercise Price: $18.00	(506)	(36,685)
Southwestern Energy Co.
Expiration: March, 2017, Exercise Price: $8.00	(1,207)	(39,831)
Splunk, Inc.
Expiration: January, 2017, Exercise Price: $47.50	(173)	(8,650)
Square, Inc.
Expiration: March, 2017, Exercise Price: $9.00	(419)	(6,285)
SunPower Corp.
Expiration: January, 2018, Exercise Price: $5.00	(1,883)	(239,141)
Tableau Software, Inc.
Expiration: April, 2017, Exercise Price: $35.00	(318)	(42,930)

The accompanying notes are an integral part of these financial statements.

SCHOONER HEDGED ALTERNATIVE INCOME FUND

Schedule of Options Written (Continued)

November 30, 2016 (Unaudited)

	Contracts	Value

Tesla Motors, Inc.
Expiration: January, 2018, Exercise Price: $15.00	(601)	$(78,130)
Twilio, Inc.
Expiration: January, 2018, Exercise Price: $30.00	(309)	(244,110)
Twitter, Inc.
Expiration: January, 2018, Exercise Price: $20.00	(450)	(189,450)
Valeant Pharmaceuticals International, Inc.
Expiration: January, 2018, Exercise Price: $17.50	(602)	(360,598)
VanEck Vectors Gold Miners ETF
Expiration: March, 2017, Exercise Price: $20.50	(850)	(155,550)
Vertex Pharmaceuticals, Inc.
Expiration: April, 2017, Exercise Price: $70.00	(143)	(65,780)
Wayfair, Inc.
Expiration: February, 2017, Exercise Price: $25.00	(344)	(10,664)
Weatherford International PLC
Expiration: May, 2017, Exercise Price: $4.00	(2,000)	(96,000)
Yelp, Inc.
Expiration: February, 2017, Exercise Price: $28.00	(402)	(26,130)
Total Options Written (Premiums received $4,269,992)		$(3,268,020)

The accompanying notes are an integral part of these financial statements.

SCHOONER FUNDS

Statements of Assets and Liabilities

November 30, 2016 (Unaudited)

		Schooner
		Hedged
	Schooner	Alternative
	Fund	Income Fund
Assets
Investment, at value (cost $850,987 and $238,693)	$881,520	$262,500
Cash at custodian	23,998,663 (1)	168,403,740 (1)
Cash held at broker	30,311	—
Dividends and interest receivable	750	—
Receivable for investments sold	3,415	44,832
Receivables for Fund shares sold	14,264	139,511
Other Assets	8,487	25,504
Total Assets	24,937,410	168,876,087
Liabilities
Written Options, at value
(premiums received $— and $4,269,992)	—	3,268,020
Payable for investments purchased	—	52,007
Payable for Fund shares redeemed	1,831,262	766,561
Payable to affiliates	70,962	132,896
Payable to Advisor	15,196	153,132
Payable for distribution fees – Class A	1,568	3,636
Accrued expenses and other liabilities	31,694	35,549
Total Liabilities	1,950,682	4,411,801
Net Assets	$22,986,728	$164,464,286

Net assets consist of:
Paid-in capital	$37,591,424	$186,214,808
Accumulated undistributed net investment loss	(35,097)	(11,433,438)
Accumulated net realized loss	(14,600,132)	(11,342,863)
Net unrealized appreciation on:
Investments and purchased options	30,533	23,807
Written options	—	1,001,972
Net Assets	$22,986,728	$164,464,286

The accompanying notes are an integral part of these financial statements.

SCHOONER FUNDS

Statements of Assets and Liabilities (Continued)

November 30, 2016 (Unaudited)

		Schooner
		Hedged
	Schooner	Alternative
	Fund	Income Fund
Class A Shares
Net Assets	$7,003,523	$7,108,439
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	388,930	161,173
Net asset value and redemption price per share	$18.01	$44.10
Maximum offering price per share ($18.01/0.9525)(2)	$18.91	$—
Maximum offering price per share ($44.10/0.9650)(3)	$—	$45.70

Institutional Class Shares
Net Assets	$15,983,205	$157,355,847
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	884,129	3,558,109
Net asset value, offering price
and redemption price per share	$18.08	$44.22

(1)
All or a portion of this amount is pledged as collateral. The cash value held as collateral was $8,159 and $47,074,813 for the Schooner Fund and the Schooner Hedged Alternative Income Fund, respectively at November 30, 2016. See Note 2 in Notes to Financial Statements.

(2)	Reflects a maximum sales charge of 4.75%.
(3)	Reflects a maximum sales charge of 3.50%.

The accompanying notes are an integral part of these financial statements.

SCHOONER FUNDS

Statements of Operations

For the Six Months Ended November 30, 2016 (Unaudited)

		Schooner
		Hedged
	Schooner	Alternative
	Fund	Income Fund
Investment Income
Dividend income	$258,987	$—
Total Investment Income	258,987	—

Expenses
Management fees	240,772	1,204,192
Administration fees	34,431	108,134
Transfer agent fees and expenses	34,399	32,025
Federal and state registration fees	25,650	27,218
Fund accounting fees	19,237	43,441
Distribution fees – Class A	17,707	9,892
Legal fees	8,868	7,836
Chief Compliance Officer fees	6,220	4,574
Audit and tax fees	6,083	10,378
Reports to shareholders	5,611	24,057
Custody fees	3,034	11,244
Trustees’ fees	2,306	2,717
Interest and Broker expenses	207	5,043
Other expenses	4,212	3,212
Total Expenses	408,737	1,493,963
Expense waiver by Advisor – (Note 4)	(55,889)	(139,966)
Net Expenses	352,848	1,353,997
Net Investment Loss	(93,861)	(1,353,997)
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments and purchased options	(283,603)	(5,340,575)
Written options	183,229	6,487,743
Net change in unrealized appreciation (depreciation) on:
Investments and purchased options	(4,431,831)	302,205
Written options	—	(3,497,204)
Net Realized and Unrealized Loss on Investments	(4,532,205)	(2,047,831)
Net Decrease in Net Assets from Operations	$(4,626,066)	$(3,401,828)

The accompanying notes are an integral part of these financial statements.

SCHOONER FUND

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016
From Operations
Net investment income (loss)	$(93,861)	$58,764
Net realized gain (loss) from:
Investments and purchased options	(283,603)	(10,457,234)
Written options	183,229	(1,392,492)
Net change in unrealized depreciation on:
Investments and purchased options	(4,431,831)	(8,083,443)
Net decrease in net assets resulting from operations	(4,626,066)	(19,874,405)

From Distributions
Net investment income – Class A	—	(662,520)
Net investment income – Institutional Class	—	(1,385,084)
Net decrease in net assets
resulting from distributions paid	—	(2,047,604)

From Capital Share Transactions
Proceeds from shares sold – Class A	2,068,020	11,685,359
Proceeds from shares sold – Institutional Class	677,749	16,849,122
Net asset value of shares issued to shareholders in
payment of distributions declared – Class A	—	610,737
Net asset value of shares issued to shareholders in
payment of distributions declared – Institutional Class	—	1,371,851
Payment for shares redeemed – Class A	(13,965,764)	(71,043,585)
Payment for shares redeemed – Institutional Class	(15,587,128)	(127,333,998)
Net decrease in net assets
from capital share transactions	(26,807,123)	(167,860,514)
Total Decrease In Net Assets	(31,433,189)	(189,782,523)
Net Assets
Beginning of period/year	54,419,917	244,202,440
End of period/year	$22,986,728	$54,419,917

Accumulated Undistributed
Net Investment Income (Loss)	$(35,097)	$58,764

The accompanying notes are an integral part of these financial statements.

SCHOONER HEDGED ALTERNATIVE INCOME FUND

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016
From Operations
Net investment loss	$(1,353,997)	$(2,207,501)
Net realized gain (loss) from:
Investments and purchased options	(5,340,575)	1,057,020
Written options	6,487,743	(13,547,051)
Net change in unrealized appreciation (depreciation) on:
Investments and purchased options	302,205	(249,225)
Written options	(3,497,204)	4,282,887
Net decrease in net assets
resulting from operations	(3,401,828)	(10,663,870)

From Distributions
Return of capital – Class A	(331,127)	(344,836)
Return of capital – Institutional Class	(7,540,813)	(15,980,097)
Net decrease in net assets resulting
from distributions paid	(7,871,940)	(16,324,933)

From Capital Share Transactions
Proceeds from shares sold – Class A	1,258,531	10,840,266
Proceeds from shares sold – Institutional Class	14,698,374	279,853,861
Net asset value of shares issued to shareholders in
payment of distributions declared – Class A	277,474	281,882
Net asset value of shares issued to shareholders in
payment of distributions declared – Institutional Class	7,362,470	13,833,452
Payment for shares redeemed – Class A	(2,365,289)	(2,206,103)
Payment for shares redeemed – Institutional Class	(65,080,248)	(109,084,383)
Net increase (decrease) in net assets
from capital share transactions	(43,848,688)	193,518,975
Total Increase (Decrease) In Net Assets	(55,122,456)	166,530,172
Net Assets
Beginning of year/period	219,586,742	53,056,570
End of year/period	$164,464,286	$219,586,742
Accumulated Undistributed Net Investment Loss	$(11,433,438)	$(2,207,501)

The accompanying notes are an integral part of these financial statements.

 (This Page Intentionally Left Blank.)

SCHOONER FUND

Financial Highlights – Class A

	Six Months Ended
	November 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$20.40

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.07)
Net realized and unrealized gains (loss) on investments	(2.32)
Total from investment operations	(2.39)

Less distributions paid:
From net investment income	—
From net realized gain on investments	—
Total distributions paid	—
Net Asset Value, End of Period	$18.01
Total return(2)	(11.67	)%(3)
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$7,004
Ratio of expenses to average net assets:
Before waivers and reimbursement of expenses(4)	2.25	%(5)
After waivers and reimbursement of expenses(4)	1.99	%(5)
Ratio of net investment income (loss) to average net assets:
Before waivers and reimbursement of expenses	(0.95	)%(5)
After waivers and reimbursement of expenses	(0.69	)%(5)
Portfolio turnover rate	7.89	%(3)

(1)	Per share net investment income (loss) was calculated using average shares outstanding.
(2)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Excludes the effect of applicable sales charges.

(3)	Not annualized.
(4)
The ratio of expenses to average net assets includes broker interest and interest expense.  The before waivers and reimbursement of expenses and after waivers and reimbursement of expenses ratios excluding broker interest and interest expense were 2.25% and 1.99% for the period ended November 30, 2016, 1.88% and 1.88%, 1.71% and 1.71%, 1.74% and 1.80%, 1.84% and 1.96%, and 1.96% and 1.99%, for the years ended May 31, 2016, May 31, 2015, May 31, 2014, May 31, 2013, and May 31, 2012, respectively.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights – Class A

Per Share Data for a Share Outstanding Throughout the Period

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012
$24.64	$25.87	$24.35	$23.62	$23.11

(0.03)	0.10	0.15	0.13	0.09
(3.77)	(1.20)	1.43	1.90	0.69
(3.80)	(1.10)	1.58	2.03	0.78

(0.44)	(0.13)	(0.06)	(0.01)	(0.09)
—	—	—	(1.29)	(0.18)
(0.44)	(0.13)	(0.06)	(1.30)	(0.27)
$20.40	$24.64	$25.87	$24.35	$23.62
(15.54)%	(4.27)%	6.35%	9.31%	3.39%

$23,625	$90,935	$206,748	$123,824	$125,752

1.88%	1.72%	1.74%	1.84%	1.97%
1.88%	1.72%	1.79%	1.96%	2.00%

(0.10)%	0.38%	0.65%	0.67%	0.40%
(0.10)%	0.38%	0.60%	0.55%	0.37%
18.48%	99.50%	114.36%	112.43%	92.02%

The accompanying notes are an integral part of these financial statements.

SCHOONER FUND

Financial Highlights – Institutional Class

	Six Months Ended
	November 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$20.45

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.04)
Net realized and unrealized gains (loss) on investments	(2.33)
Total from investment operations	(2.37)

Less distributions paid:
From net investment income	—
From net realized gain on investments	—
Total distributions paid	—
Net Asset Value, End of Period	$18.08
Total return(3)	(11.55	)%(4)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$15,983
Ratio of expenses to average net assets:
Before waivers and reimbursement of expenses(6)	2.05	%(5)
After waivers and reimbursement of expenses(6)	1.74	%(5)
Ratio of net investment income (loss) to average net assets:
Before waivers and reimbursement of expenses	(0.68	)%(5)
After waivers and reimbursement of expenses	(0.37	)%(5)
Portfolio turnover rate	7.89	%(4)

(1)	The Institutional Class shares commenced operations on June 22, 2012.
(2)	Per share net investment income (loss) was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized.
(5)	Annualized.
(6)
The ratio of expenses to average net assets includes broker interest and interest expense.  The before waivers and reimbursement of expenses and after waivers and reimbursement of expenses ratios excluding broker interest and interest expense were 2.05% and 1.74% for the period ended November 30, 2016, 1.62% and 1.62%, 1.47% and 1.47%, 1.49% and 1.49%, and 1.59% and 1.59%, for the periods ended May 31, 2016, May 31, 2015, May 31, 2014, and May 31, 2013, respectively.

The accompanying notes are an integral part of these financial statements.

SCHOONER FUND

Financial Highlights – Institutional Class

Per Share Data for a Share Outstanding Throughout the Period

Year Ended	Year Ended	Year Ended	Period Ended
May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013(1)
$24.75	$25.96	$24.41	$23.71

0.04	0.16	0.23	0.20
(3.79)	(1.21)	1.43	1.82
(3.75)	(1.05)	1.66	2.02

(0.55)	(0.16)	(0.11)	(0.03)
—	—	—	(1.29)
(0.55)	(0.16)	(0.11)	(1.32)
$20.45	$24.75	$25.96	$24.41
(15.33)%	(4.05)%	6.67%	9.30	%(4)

$30,795	$153,267	$223,699	$92,823

1.63%	1.47%	1.49%	1.59	%(5)
1.63%	1.47%	1.49%	1.59	%(5)

0.15%	0.62%	0.90%	0.91	%(5)
0.15%	0.62%	0.90%	0.91	%(5)
18.48%	99.50%	114.36%	112.43	%(4)

The accompanying notes are an integral part of these financial statements.

SCHOONER HEDGED ALTERNATIVE INCOME FUND

Financial Highlights – Class A

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended
	November 30, 2016(1)	Period Ended
	(Unaudited)	May 31, 2016(1)
Net Asset Value, Beginning of Period	$47.01	$52.27

Loss from investment operations:
Net investment loss(2)	(0.38)	(0.54)
Net realized and unrealized loss on investments	(0.59)	(1.35)
Total from investment operations	(0.97)	(1.89)

Less distributions paid:
From return of capital	(1.94)	(3.37)
Total distributions paid	(1.94)	(3.37)
Net Asset Value, End of Period	$44.10	$47.01
Total return(3)(4)	(2.11)%	(3.70)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$7,108	$8,435
Ratio of expenses to average net assets:
Before waivers and
reimbursement of expenses(5)(6)	1.79%	1.88%
After waivers and
reimbursement of expenses(5)(6)	1.65%	1.67	%(7)
Ratio of net investment loss
to average net assets:
Before waivers and
reimbursement of expenses(5)	(1.79)%	(1.88)%
After waivers and
reimbursement of expenses(5)	(1.65)%	(1.67)%
Portfolio turnover rate(8)	N/A	N/A

(1)	The Class A shares commenced operations on September 28, 2015.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized.
(5)	Annualized.
(6)
The ratio of expenses to average net assets includes broker interest expense.  The before waivers and reimbursement of expenses and after waivers and reimbursement of expenses ratios excluding broker interest expense were 1.79% and 1.64% for the period ended November 30, 2016 and 1.87% and 1.66% for the period ended May 31, 2016.

(7)	Effective January 28, 2016, the expense cap was lowered to 1.64% from 1.74%.
(8)	The Fund does not hold any long term investments, therefore, a turnover rate is not applicable.

The accompanying notes are an integral part of these financial statements.

SCHOONER HEDGED ALTERNATIVE INCOME FUND

Financial Highlights – Institutional Class

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended
	November 30, 2016		Year Ended		Period Ended
	(Unaudited)		May 31, 2016		May 31, 2015(1)
Net Asset Value,
Beginning of Period	$47.07		$55.64		$50.00

Income (loss) from
investment operations:
Net investment loss(2)	(0.32)		(0.72)		(0.41)
Net realized and unrealized
gains (loss) on investments	(0.59)		(2.31)		9.34
Total from investment operations	(0.91)		(3.03)		8.93

Less distributions paid:
From net investment income	—		—		(2.76)
From net realized
gain on investments	—		—		(0.53)
From return of capital	(1.94)		(5.54)		—
Total distributions paid	(1.94)		(5.54)		(3.29)
Net Asset Value, End of Period	$44.22		$47.07		$55.64
Total return(3)	(1.98	)%(4)	(5.70)%		18.20	%(4)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$157,356		$211,152		$53,057
Ratio of expenses
to average net assets
Before waivers and
reimbursement of expenses	1.54	%(5)(6)	1.57	%(6)	3.66	%(5)
After waivers and
reimbursement of expenses	1.40	%(5)(6)	1.45	%(6)(7)	1.49	%(5)
Ratio of net investment loss
to average net assets
Before waivers and
reimbursement of expenses	(1.54	)%(5)(6)	(1.57	)%(6)	(3.66	)%(5)
After waivers and
reimbursement of expenses	(1.40	)%(5)(6)	(1.45	)%(6)	(1.49	)%(5)
Portfolio turnover rate(8)	N/A		N/A		N/A

(1)	The Institutional Class shares commenced operations on November 28, 2014.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized.
(5)	Annualized.
(6)
The ratio of expenses to average net assets includes broker interest expense.  The before waivers and reimbursement of expenses and after waivers and reimbursement of expenses ratios excluding broker interest expense were 1.54% and 1.39% for the period ended November 30, 2016 and 1.56% and 1.44% for the year ended May 31, 2016.

(7)	Effective January 28, 2016, the expense cap was lowered to 1.39% from 1.49%.
(8)	The Fund does not hold any long term investments, therefore, a turnover rate is not applicable.

The accompanying notes are an integral part of these financial statements.

SCHOONER FUNDS
Notes to Financial Statements
November 30, 2016 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Schooner Fund and Schooner Hedged Alternative Income Fund (each, a “Fund” and together, the “Funds”) each represent a distinct diversified and non-diversified series, respectively, with its own investment objectives and policies within the Trust.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were paid by Schooner Investment Group, LLC (the “Advisor”).

The Schooner Fund’s Class A shares became effective and commenced operations on August 29, 2008.  Effective June 22, 2012, the Schooner Fund began offering Institutional Class shares.  Class A shares are subject to an initial maximum sales charge of 4.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, as set forth in the Schooner Fund’s prospectus. Class A shares are subject to a 0.25% Rule 12b-1 distribution fee. The Schooner Hedged Alternative Income Fund became effective and commenced operations on November 28, 2014 for the Institutional Class shares. Effective September 28, 2015, the Schooner Hedged Alternative Income Fund began offering Class A shares.  Class A shares are subject to an initial maximum sales charge of 3.50% imposed at the time of purchase.  The sales charge declines as the amount purchased increases, as set forth in the Schooner Hedged Alternative Income Fund’s prospectus.  Class A shares are subject to a 0.25% Rule 12b-1 distribution fee.  Each class of shares has identical rights and privileges except with respect to distribution fees and voting rights on matters affecting a single class of shares. The investment objective of the Schooner Fund is long-term capital appreciation with the generation of moderate current income.  The investment objective of the Schooner Hedged Alternative Income Fund is long-term capital appreciation through the generation of income using strategies that have minimal correlation with traditional fixed income markets.  During the October 26, 2016 and October 27, 2016, meeting of the Board of Trustees, the Funds changed their fiscal year end to December 31st from May 31st.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When

SCHOONER FUNDS
Notes to Financial Statements (Continued)
November 30, 2016 (Unaudited)

the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

The Funds’ securities, including common stocks and convertible preferred stocks, that are primarily traded on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such day, the security is valued at (i) the mean between the bid and asked prices on such day, or (ii) the latest sales price on the Composite Market.  “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by a pricing service.  OTC securities that are not traded on NASDAQ shall be valued at the last sale price at the close of the OTC market.  When market quotations are not readily available, any security or other asset is valued at its fair market value as determined under fair value pricing procedures approved by the Trust’s Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of the prices obtained through their application by the Trust’s valuation committee.

Debt securities (including short-term debt instruments having a maturity of 60 days or less) are valued at the mean in accordance with prices supplied by an approved pricing service (“Pricing Service”).  Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained.  Quotations will be valued at the mean between the bid and the offer.  In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  Option contracts on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until their expiration shall be valued at the evaluated price provided by the broker-dealer with which the option was traded.  Option contracts on securities, currencies and other financial instruments traded in the

SCHOONER FUNDS
Notes to Financial Statements (Continued)
November 30, 2016 (Unaudited)

OTC market with 180 days or more remaining until their expiration shall be valued at the prices provided by a recognized independent broker-dealer.

The Money Market Neutral Funds, demand rates and repurchase agreements are valued at cost. If cost does not represent current market value, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Funds’ investments carried at fair value:

Schooner Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Exchange Traded Funds	$881,520	$—	$—	$881,520
Total Assets	$881,520	$—	$—	$881,520

Schooner Hedged Alternative Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$262,500	$—	$—	$262,500
Total Assets	$262,500	$—	$—	$262,500
Liabilities:
Written Options	$(2,379,495)	$(888,525)	$—	$(3,268,020)
Total Liabilities	$(2,379,495)	$(888,525)	$—	$(3,268,020)

(1)	See the Schedule of Investments for industry classifications.

SCHOONER FUNDS
Notes to Financial Statements (Continued)
November 30, 2016 (Unaudited)

The Funds did not invest in any Level 3 investments during the period ended November 30, 2016. During the period ended November 30, 2016, there were no transfers between levels for the Funds. It is the Funds’ policy to record transfers between levels as of the end of the reporting period.

(b) Derivative Instruments

The Funds invested in derivative instruments such as purchased and written options during the period.

The fair value of derivative instruments as reported within the Statements of Assets and Liabilities as of November 30, 2016 was as follows:

Schooner Fund

Derivatives
not accounted
for as hedging	Asset	Liability
instruments	Derivative	Value	Derivative	Value
Equity Contracts –	Investments,		Options written,
Options	at value	$—	at value	$—
Total		$—		$—

The effect of derivative instruments on the Statement of Operations for the period ended November 30, 2016 was as follows:

Amount of Realized Gain or (Loss) on
Derivatives Recognized in Income
Derivatives
not accounted
for as hedging	Purchased	Written
instruments	Options	Options	Total
Equity Contracts	$(5,953,703)	$183,229	$(5,770,479)
Total	$(5,953,703)	$183,229	$(5,770,479)
Change in Unrealized Appreciation or (Depreciation)
on Derivatives Recognized in Income
Derivatives
not accounted
for as hedging	Purchased	Written
instruments	Options	Options	Total
Equity Contracts	$186,711	$—	$186,711
Total	$186,711	$—	$186,711

SCHOONER FUNDS
Notes to Financial Statements (Continued)
November 30, 2016 (Unaudited)

Schooner Hedged Alternative Income Fund

Derivatives
not accounted
for as hedging	Asset	Liability
instruments	Derivative	Value	Derivative	Value
Equity Contracts –	Investments,		Options written,
Options	at value	$262,500	at value	$(3,268,020)
Total		$262,500		$(3,268,020)

The effect of derivative instruments on the Statement of Operations for the period ended November 30, 2016 was as follows:

Amount of Realized Gain or (Loss) on
Derivatives Recognized in Income
Derivatives
not accounted
for as hedging	Purchased	Written
instruments	Options	Options	Total
Equity Contracts	$(5,340,575)	$6,487,743	$1,147,168
Total	$(5,340,575)	$6,487,743	$1,147,168
Change in Unrealized Appreciation or (Depreciation)
on Derivatives Recognized in Income
Derivatives
not accounted
for as hedging	Purchased	Written
instruments	Options	Options	Total
Equity Contracts	$302,205	$(3,497,204)	$(3,194,999)
Total	$302,205	$(3,497,204)	$(3,194,999)

Options

GAAP requires enhanced disclosures about the Funds’ derivative activities, including how such activities are accounted for and their effect on the Funds’ financial position and results of operations.

The Funds are subject to equity price risk in the normal course of pursuing their respective investment objectives. The Funds enter into written call options to hedge against changes in the value of equities. Written call options expose the Funds to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Funds may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Schooner Fund entered into written put options to hedge against changes in the value of purchased put options. The Schooner Hedged Alternative Income Fund seeks to generate distributable cash flow by passing through the net option premium received from its sales of put options.

SCHOONER FUNDS
Notes to Financial Statements (Continued)
November 30, 2016 (Unaudited)

The Funds may purchase and write call and put options on securities and indices and enter into related closing transactions.  As a holder of a call option, the Funds have the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised.  As a holder of a put option, the Funds have the right, but not the obligation, to sell a security at the exercise price during the exercise period.  As the writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the written option.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from written options.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss.  If a put option is exercised, the premium is deducted from the cost basis of the security purchased.  The Funds, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Funds will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss.  If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Funds have a realized gain or loss.

Neither Fund had transactions in call options written for the period ended November 30, 2016.

Schooner Fund

Transactions in options written during the period ended November 30, 2016 for the Fund were as follows:

		Total
	Contracts	Premiums
Outstanding, beginning of year	—	$—
Options written	26,800	916,235
Options exercised	(50)	(183)
Options terminated	(26,750)	(916,052)
Outstanding, end of period	—	$—

SCHOONER FUNDS
Notes to Financial Statements (Continued)
November 30, 2016 (Unaudited)

Transactions in purchased options during the period ended November 30, 2016 for the Fund were as follows:

Contracts
Outstanding, beginning of year	13,000
Options purchased	475,523
Options sold	(405,073)
Options expired	(83,450)
Outstanding, end of period	—

Schooner Hedged Alternative Income Fund

Transactions in options written during the period ended November 30, 2016 for the Fund were as follows:

		Total
	Contracts	Premiums
Outstanding, beginning of year	88,526	$10,082,785
Options written	226,531	26,974,678
Options terminated	(282,856)	(32,787,471)
Outstanding, end of period	32,201	$4,269,992

Transactions in purchased options during the period ended November 30, 2016 for the Fund were as follows:

Contracts
Outstanding, beginning of year	10,325
Options purchased	552,353
Options sold	(500,251)
Options expired	(58,677)
Outstanding, end of period	3,750

(c) Federal Income Taxes

Each Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

At a meeting of the Board of Trustees of the Trust, held on January 27, 2016, and January 28, 2016, following the Advisor’s recommendation, the Board approved a change in the Schooner Hedged Alternative Income Fund’s tax year-end from May 31st to December 31st.  The change was effective as of December 31, 2015.

As of and during the year ended May 31, 2016, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. taxing authorities for the tax years prior to the year ended May 31, 2013.

SCHOONER FUNDS
Notes to Financial Statements (Continued)
November 30, 2016 (Unaudited)

(d) Distributions to Shareholders

The Schooner Fund will distribute net investment income or return of capital and net realized long- or short-term capital gains at least annually. The Schooner Hedged Alternative Income Fund will make distributions of income dividends, if any, and any net short-term capital gains to shareholders on a monthly basis. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund and class, rounded to the nearest cent. Fund shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

(g) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Funds. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution fees are expensed at 0.25% of average daily net assets of each Fund’s Class A shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h) Other

Investment transactions are recorded on the trade date. The Schooner Fund determines the gain or loss from investment transactions using the first in – first out (“FIFO”) method by comparing the original cost of the security lot sold with the net sale proceeds. The Schooner Hedged Alternative Fund determines the gain or loss from investment transactions using the specific identification method for the best tax

SCHOONER FUNDS
Notes to Financial Statements (Continued)
November 30, 2016 (Unaudited)

relief order by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis.  Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

(3)	Federal Tax Matters

At a meeting of the Board of Trustees of the Trust, held on January 27, 2016, and January 28, 2016, following the Advisor’s recommendation, the Board approved a change in the Schooner Hedged Alternative Income Fund’s tax year-end from May 31st to December 31st.  The change was effective as of December 31, 2015.

The tax character of distributions paid to the Funds’ shareholders is as follows:

Schooner Fund	Ordinary Income	Long-Term Capital Gains
Year ended May 31, 2016	$2,047,604	$—
Year ended May 31, 2015	$2,376,898	$—

Schooner Hedged
Alternative Income Fund	Ordinary Income	Return of Capital
Year ended May 31, 2016	$—	$16,324,933	(a)
Period ended May 31, 2015	$635,296	$—

(a)
Comprises distributions of $7,864,935 paid during the period June 1, 2015 through December 31, 2015 designated as return of capital on a tax basis and distributions of $8,459,998 paid during the period January 1, 2016 through May 31, 2016 estimated to be return of capital on a tax basis.

As of May 31, 2016, for the Schooner Fund and December 31, 2015 for the Schooner Hedged Alternative Income Fund, the components of accumulated earnings (losses) on a tax basis were as follows:

		Schooner
		Hedged
	Schooner	Alternative
	Fund	Income Fund
Cost basis of investments for
federal income tax purposes	$38,290,125	$806,092
Gross tax unrealized appreciation	$6,150,548	$332,118
Gross tax unrealized depreciation	(1,762,550)	—
Net tax unrealized appreciation	4,387,998	332,118
Undistributed ordinary income	58,764	—
Undistributed long-term capital gain	—	—
Total distributable earnings	58,764	—
Other accumulated gain/(loss)	(14,425,392)	$(1,032,476)
Total accumulated earnings/(loss)	$(9,978,630)	$(700,358)

SCHOONER FUNDS
Notes to Financial Statements (Continued)
November 30, 2016 (Unaudited)

The difference between book-basis and tax-basis distributable earnings is attributable primarily to the tax deferral of losses on wash sales, straddle adjustments, and contingent payment debt instruments.

At December 31, 2015, the Schooner Hedged Alternative Income Fund deferred, on a tax basis, late year losses of $875,781.

At May 31, 2016 and December 31, 2015, the Schooner Fund and Schooner Hedged Alternative Income Fund, respectively, had tax basis capital losses which may be carried forward to offset future short term capital gains indefinitely in the amount of $14,425,392 and $2,075,539, respectively.  To the extent that the Funds may realize future net capital gains, those gains will be offset by any of the unused capital loss carryforward.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended

May 31, 2016 for the Schooner Fund and December 31, 2015 for the Schooner Hedged Alternative Income Fund, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

		Schooner
		Hedged
	Schooner	Alternative
	Fund	Income Fund
Accumulated Undistributed Net Investment Income	$—	$40,922
Accumulated Undistributed Net Realized Gain/(Loss)	—	—
Paid-In Capital	—	(40,922)

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 1.25% of the Funds’ average daily net assets. The Advisor has contractually agreed to waive its management fee and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ operating expenses exclusive generally of interest, acquired fund fees and expenses, leverage (i.e., any expenses incurred in connection with borrowings made by the Funds), and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses do not exceed 1.99%, 1.74%, 1.64% and 1.39% (the “Expense Limitation Caps”) of the average daily net assets of the Schooner Fund’s Class A and Institutional Class shares and the Schooner Hedged Alternative Income Fund’s Class A and Institutional Class shares, respectively.

The Expense Limitation Caps are in effect through at least September 28, 2025 and September 28, 2017 for the Schooner Fund and Schooner Hedged Alternative Income Fund, respectively, and subject to approval by the Advisor and Board of Trustees thereafter. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense

SCHOONER FUNDS
Notes to Financial Statements (Continued)
November 30, 2016 (Unaudited)

Limitation Cap in place at the time of the waivers or (2) the expenses Limitation Cap in place at the time of the recoupment; provided, however, that the Advisor shall only be entitled to recoup such amounts over the most recent three fiscal years.

The following table shows the remaining waived or reimbursed expenses for the Schooner Fund and the Schooner Hedged Alternative Income Fund, respectively, subject to potential recovery expiring by:

		Schooner
		Hedged
	Schooner	Alternative
	Fund	Income Fund
May 31, 2018	$—	$87,397
May 31, 2019	$—	$186,318
November 30, 2019	$55,889	$139,966

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”), the Funds’ distributor, a distribution fee of 0.25% of the Funds’ average daily net assets for the Funds’ Class A shares, for services to prospective Fund shareholders and distribution of Fund shares.  The distribution fees from Class A shares incurred for the period ended November 30, 2016, and owed as of November 30, 2016, are as follows:

	Incurred	Owed
Schooner Fund	$17,707	$1,568
Schooner Hedged Alternative Income Fund	$9,892	$3,636

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the period ended November 30, 2016, and owed as of November 30, 2016, are as follows:

	Incurred	Owed
Schooner Fund	$34,431	$22,679
Schooner Hedged Alternative Income Fund	$108,134	$70,149

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees incurred for the period ended November 30, 2016, and owed as of November 30, 2016, are as follows:

Fund Accounting	Incurred	Owed
Schooner Fund	$19,237	$12,686
Schooner Hedged Alternative Income Fund	$43,441	$27,280

SCHOONER FUNDS
Notes to Financial Statements (Continued)
November 30, 2016 (Unaudited)

Transfer Agency	Incurred	Owed
Schooner Fund	$34,399	$27,284
Schooner Hedged Alternative Income Fund	$32,025	$24,440

Custody	Incurred	Owed
Schooner Fund	$3,034	$4,083
Schooner Hedged Alternative Income Fund	$11,244	$7,952

The Schooner Fund has a line of credit with US Bank. The Schooner Hedged Alternative Income Fund does not have a line of credit with US Bank (see Note 10).

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended November 30, 2016, and owed as of November 30, 2016, are as follows:

	Incurred	Owed
Schooner Fund	$6,220	$4,230
Schooner Hedged Alternative Income Fund	$4,574	$3,075

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
Schooner Fund – Class A	November 30, 2016	May 31, 2016
Shares sold	34,628	522,990
Shares issued in reinvestment of distributions	—	27,710
Shares redeemed	(804,017)	(3,083,412)
Net decrease	(769,389)	(2,532,712)

	Six Months Ended	Year Ended
Schooner Fund – Institutional Class	November 30, 2016	May 31, 2016
Shares sold	106,474	727,278
Shares issued in reinvestment of distributions	—	62,159
Shares redeemed	(728,283)	(5,475,684)
Net decrease	(621,809)	(4,686,247)

SCHOONER FUNDS
Notes to Financial Statements (Continued)
November 30, 2016 (Unaudited)

Schooner Hedged Alternative	Six Months Ended	Period Ended
Income Fund – Class A	November 30, 2016	May 31, 2016(1)
Shares sold	27,257	219,920
Shares issued in reinvestment of distributions	6,066	5,903
Shares redeemed	(51,584)	(46,390)
Net increase/(decrease)	(18,261)	179,434

(1)	The Class A shares commenced operations on September 28, 2015.

Schooner Hedged Alternative	Six Months Ended	Period Ended
Income Fund – Institutional Class	November 30, 2016	May 31, 2016
Shares sold	317,518	5,433,719
Shares issued in reinvestment of distributions	160,617	279,266
Shares redeemed	(1,405,818)	(2,180,842)
Net increase/(decrease)	(927,683)	3,532,143

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments and options, for the Funds for the period ended November 30, 2016 are summarized below.  There were no purchases or sales of U.S. Government securities for the Funds.

		Schooner
		Hedged
		Alternative
	Schooner Fund	Income Fund*
Purchases	$1,921,087	$1,793,838
Sales	$44,213,619	$647,949

*	The cost of purchases and proceeds from sales of securities related to exercised written put options.

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At November 30, 2016, Charles Schwab & Co., Inc., for the benefit of others, held 33.07% of the Schooner Fund’s outstanding Class A shares.  At November 30, 2016, National Financial Services, LLC, for the benefit of others, held 63.54% of the Schooner Fund’s outstanding Institutional Class shares.  At November 30, 2016, National Financial Services, LLC and LPL Financial Holdings, Inc., for the benefit of others, held 49.81% and 32.45%, respectively, of the Schooner Hedged Alternative Income Fund’s outstanding Class A shares.  At November 30, 2016, Charles Schwab & Co., Inc., for the benefit of others, held 79.53% of the Schooner Hedged Alternative Income Fund’s outstanding Institutional Class shares.

SCHOONER FUNDS
Notes to Financial Statements (Continued)
November 30, 2016 (Unaudited)

(10)	Line of Credit

At May 31, 2017, the Schooner Fund had a line of credit in the amount of the lesser of $5,000,000 or 33.33% of the fair value of unencumbered assets of the Fund, as defined, which matures on August 11, 2017.  This unsecured line of credit is intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  Interest was accrued at the prime rate of  3.50%. The credit facility is with the Funds’ custodian, US Bank.  The Schooner Fund did not utilize its line of credit during the period ended November 30, 2016.

(11)	Subsequent Event

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through January 30, 2017. This evaluation resulted in the identification of the following subsequent events.

On December 28, 2016, the Schooner Hedged Alternative Income Fund declared and paid a distribution of $34,431 and $239,937 to the Class A and Institutional Class shareholders of record on December 27, 2016, respectively.

On January 25, 2017, the Schooner Hedged Alternative Income Fund declared and paid a distribution of $32,679 and $192,344 to the Class A and Institutional Class shareholders of record on January 24, 2017.

On December 22, 2016, the Schooner Fund declared and paid a distribution of $58,764 to the Institutional Class shareholders of record on December 21, 2016.

The Board of Trustees of the Trust, based upon the recommendation of the Advisor, has determined to close and liquidate the Schooner Fund.  After considering a variety of factors, including the current size of the Schooner Fund and its projected rate of asset growth, the Board of Trustees concluded that it would be in the best interests of the Schooner Fund and its shareholders that the Schooner Fund be closed and liquidated as a series of the Trust, effective as of the close of business on December 30, 2016. The effect of the liquidation is not reflected in the financial statements as of November 30, 2016.

The Schooner Fund and the Schooner Hedged Alternative Income Fund changed its fiscal year end from May 31st to December 31st.

SCHOONER FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 2, 2016, and August 3, 2016 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Schooner Fund and the Schooner Hedged Alternative Income Fund (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and Schooner Investment Group, LLC, the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 15, 2016 (the “June 15, 2016 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2017.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted by the Adviser’s staff to the Funds’ operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of Gregory R. Levinson and Anthony B. Fusco, the Funds’ co-portfolio managers, and Morgan Avitabile, a co-portfolio manager of the Schooner Hedged Alternative Income Fund, as well as other key personnel at the Adviser involved in the day-to-day activities of the Funds.  The Trustees observed that the Adviser does not manage any other accounts.  The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activities and its continuing commitment to the Funds.  The Trustees noted that during the course of the prior year they had met with the

SCHOONER FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Trustees discussed the Schooner Fund’s performance for Class A shares for the year-to-date, one-year, three-year and five-year periods ended April 30, 2016.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Class A shares of the Fund on both an absolute basis and in comparison to its benchmark index, the S&P 500 Index, in comparison to a peer group of U.S. open-end long-short equity funds, as constructed by data presented by Morningstar Direct (the “Long-Short Morningstar Peer Group”), and in comparison to a peer group of U.S. open-end option writing funds, as constructed by data presented by Morningstar Direct (the “Option Writing Morningstar Peer Group”).

The Trustees noted that the Schooner Fund’s performance for Class A shares for each of the one-year, three-year and five-year periods ended April 30, 2016 was negative and below the Long-Short Morningstar Peer Group median.  The Trustees also noted that the Schooner Fund’s performance for Class A shares for the year-to-date period ended April 30, 2016 was negative but equal to the Long-Short Morningstar Peer Group median for the period.  The Trustees noted that the Schooner Fund’s performance for Class A shares for each of the year-to-date, one-year, three-year and five-year periods ended April 30, 2016 was negative and below the Option Writing Morningstar Peer Group median.  The Trustees also noted the performance for each of the year-to-date, one-year, three-year and five-year periods ended April 30, 2016 was the worst among the funds in the Option Writing Morningstar Peer Group.  The Trustees noted that for the quarter, one-year, three-year, five-year and since inception periods ended March 31, 2016, the Fund’s performance lagged the S&P 500 Index.

The Trustees discussed the Schooner Hedged Alternative Income Fund’s performance for Institutional Class shares for the year-to-date and one-year periods ended April 30, 2016.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Institutional Class shares of the Schooner Hedged Alternative Income Fund on both an absolute basis and in comparison to its benchmark index, the Barclays Aggregate Bond Index, and in comparison to a peer group of U.S. open-end market neutral funds, as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”).

The Trustees noted that the Schooner Hedged Alternative Income Fund’s performance for Institutional Class shares for each of the year-to-date and one-year periods ended April 30, 2016 was negative and below the Morningstar Peer Group median.  The Trustees noted that for the quarter and one-year periods ended March 31, 2016, the Schooner

SCHOONER FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

Hedged Alternative Income Fund’s performance lagged the Barclays Aggregate Bond Index, and for the since inception period ended March 31, 2016, the Schooner Hedged Alternative Income Fund’s performance was above the Barclays Aggregate Bond Index.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Funds was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and its shareholders were likely to benefit from the Adviser’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees considered the cost structure of each Fund relative to its Morningstar Peer Group.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noted that the Adviser had previously subsidized the Funds’ operations since each Fund’s inception and had not fully recouped those subsidies for the Schooner Hedged Alternative Income Fund.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement, as well as the Funds’ brokerage and soft dollar arrangements.  These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 15, 2016 meeting and the August 3, 2016 meeting at which the Agreement was formally considered, as well as the reports made by the Adviser over the course of the year.

The Trustees then noted that the Schooner Fund’s contractual management fee of 1.25% fell between the second and third quartiles, slightly above the Long-Short Morningstar Peer Group average of 1.24%, which fell within the second quartile.  The Trustees noted that the Schooner Fund’s contractual management fee of 1.25% fell at the top of the fourth quartile, above the Option Writing Morningstar Peer Group average of 0.77%, which fell within the third quartile.  The Trustees observed that the Schooner Fund’s total expenses (excluding Rule 12b-1 fees) of 1.74% for Class A shares fell within the third quartile, above the Long-Short Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.66%, which also fell into the third quartile.  The Trustees also observed that the Schooner Fund’s total expenses (excluding Rule 12b-1 fees) of 1.74% for Class A shares was within the fourth quartile, above the Option Writing Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.10%, which fell into the third quartile.

The Trustees noted that the Schooner Hedged Alternative Income Fund’s contractual management fee of 1.25% fell between the second and third quartiles, above the Morningstar Peer Group average of 1.20%, which fell within the second quartile.  The Trustees observed that the Schooner Hedged Alternative Income Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 1.39% for Institutional Class shares was within the second quartile, below the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.50%, which fell in the third quartile.

SCHOONER FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

The Trustees concluded that the Funds’ expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser’s profit from sponsoring the Schooner Fund had not been, and currently was not, excessive, that the Adviser was not realizing profits in connection with its management of the Schooner Hedged Alternative Income Fund and the Adviser maintained adequate profit levels to support its services to the Funds from the revenues of its overall investment advisory activities, despite its subsidies to support the Schooner Hedged Alternative Income Fund’s operations.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s expenses relative to its Morningstar Peer Group(s) and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether the Funds were large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted that the Funds’ management fee structure did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Funds at each Fund’s current asset level.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Funds.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Funds.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Funds.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending August 31, 2017 as being in the best interests of each Fund and its shareholders.

SCHOONER FUNDS
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

SCHOONER FUNDS
Additional Information
(Unaudited)

Tax Information

For the year ended May 31, 2016, the Schooner Fund and the Schooner Hedged Alternative Income Fund designated 100.00% and 0.00%, respectively, of its ordinary income distribution as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended May 31, 2016, 100.00% and 0.00% of dividends paid from net ordinary income for the Schooner Fund and the Schooner Hedged Alternative Income Fund, respectively, qualified for the dividends received deduction available to corporate shareholders.

For the year ended May 31, 2016, the Schooner Fund and the Schooner Hedged Alternative Income Fund designated 0.00% and 0.00%, respectively, of taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 866-724-5997.

Independent Trustees

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	37	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 61		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
one portfolio).

SCHOONER FUNDS
Additional Information (Continued)
(Unaudited)

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	37	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 60		2001	(1986–present).		(an open-end
investment
company with
one portfolio).

Jonas B. Siegel	Trustee	Indefinite	Retired	37	Independent
615 E. Michigan St.		Term; Since	(2011–present);		Manager,
Milwaukee, WI 53202		October 23,	Managing Director,		Ramius IDF
Age: 73		2009	Chief Administrative		fund complex
			Officer (“CAO”) and		(two closed-end
			Chief Compliance		investment
			Officer (“CCO”),		companies);
			Granite Capital		Independent
			International Group,		Trustee, Gottex
			L.P. (an investment		Trust (an open-
			management firm)		end investment
			(1994–2011).		company with
one portfolio);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee,
Gottex Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

SCHOONER FUNDS
Additional Information (Continued)
(Unaudited)

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Chief Operating	37	Trustee,
615 E. Michigan St.	and	Term; Since	Officer		Buffalo Funds
Milwaukee, WI 53202	Trustee	August 22,	(2016–present);		(an open-end
Age: 54		2001	Executive Vice		investment
			President, U.S.		company with
			Bancorp Fund		ten portfolios);
			Services, LLC		Trustee, USA
			(1994–present).		MUTUALS (an
open-end
investment
company with
one portfolio).

John P. Buckel	President	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	and	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,	Services, LLC
Age: 59	Executive	2013	(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,	Services, LLC
Age: 42	and	2013	(2002–present).
Principal
Financial and
Accounting
Officer

Adam W. Smith	Secretary	Indefinite	Assistant	N/A	N/A
615 E. Michigan St.		Term; Since	Vice President,
Milwaukee, WI 53202		May 29,	U.S. Bancorp Fund
Age: 35		2015	Services, LLC
(2012–present);
Research Associate,
Vista360, LLC
(2010–2012).

SCHOONER FUNDS
Additional Information (Continued)
(Unaudited)

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Anita M. Zagrodrik	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	President,
Milwaukee, WI 53202	Officer, Vice	July 1,	U.S. Bancorp
Age: 56	President	2014	Fund Services,
	and		LLC (January
	Anti-Money		2014–present); CCO
	Laundering		(2003–2013) and
	Officer		Senior Vice President,
Ariel Investments,
LLC (2010–2013).

Cullen O. Small	Assistant	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	President, U.S.
Milwaukee, WI 53202		January 22,	Bancorp Fund
Age: 29		2015	Services, LLC
(2010–present).

Kelly A. Burns	Assistant	Indefinite	Officer, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund
Milwaukee, WI 53202		April 23,	Services, LLC
Age: 29		2015	(2011–present).

Melissa Aguinaga	Assistant	Indefinite	Officer, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund
Milwaukee, WI 53202		July 1,	Services, LLC
Age: 29		2015	(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

 (This Page Intentionally Left Blank.)

NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in their current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 866-724-5997. A description of these policies and procedures is also included in each Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 866-724-5997 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file a complete schedule of a holdings with the SEC four times each fiscal year at quarter-ends. The Funds file a schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-724-5997 to request individual copies of these documents.  Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

SCHOONER FUNDS

Investment Advisor	Schooner Investment Group, LLC
676 East Swedesford Road
Suite 130
Wayne, Pennsylvania 19087

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan St.
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company Ltd.
Accounting Firm	1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed August 9, 2012.

(b)
(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(c)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date    February 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date    February 3, 2017

By (Signature and Title)*   /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date    February 3, 2017

* Print the name and title of each signing officer under his or her signature.